LEASES (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Remaining lease terms	4 years 9 months 18 days
Number of years in which lease term can be extended	8 years
Operating lease commitment	$ 1.8
Lease start date	Apr. 01, 2020
Operating lease term	4 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease terms	6 years 6 months